Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
HC Strategic Shares | The Small Capitalization – Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Small Capitalization – Mid Capitalization Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Small Capitalization – Mid Capitalization Equity Portfolio is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 34.45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

		The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Derivative Risk – The value of derivative instruments, including option and futures contracts, may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
  Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.
  Mid Cap Risk – These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek.
  Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
  Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
		There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2013 through September 30, 2013 (non-annualized) was 29.12%.

Best quarter:	2nd Qtr. 2003	23.33%
Worst quarter:	4th Qtr. 2008	(26.29)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
HC Strategic Shares | The Small Capitalization – Mid Capitalization Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714
2003	rr_AnnualReturn2003	50.09%	[1]
2004	rr_AnnualReturn2004	13.03%	[1]
2005	rr_AnnualReturn2005	11.02%	[1]
2006	rr_AnnualReturn2006	14.40%	[1]
2007	rr_AnnualReturn2007	6.56%	[1]
2008	rr_AnnualReturn2008	(37.80%)	[1]
2009	rr_AnnualReturn2009	28.55%	[1]
2010	rr_AnnualReturn2010	24.46%	[1]
2011	rr_AnnualReturn2011	(5.49%)	[1]
2012	rr_AnnualReturn2012	16.71%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	29.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	1.88%
Ten Years	rr_AverageAnnualReturnYear10	9.68%
HC Strategic Shares | The Small Capitalization – Mid Capitalization Equity Portfolio | - After Taxes on Distributions | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.54%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	8.80%
HC Strategic Shares | The Small Capitalization – Mid Capitalization Equity Portfolio | - After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.09%
Five Years	rr_AverageAnnualReturnYear05	1.60%
Ten Years	rr_AverageAnnualReturnYear10	8.36%
HC Strategic Shares | The Small Capitalization – Mid Capitalization Equity Portfolio | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Years	rr_AverageAnnualReturnYear05	3.56%
Ten Years	rr_AverageAnnualReturnYear10	9.72%

[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.